Financial instruments by category (Details 3) - Level 3 [Member] - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Beginning balance	$ 0	$ 47
Gain for the year (i)	(47)	(47)
Ending balance	0	0
Investments in financial assets Others [Member]
Statement [Line Items]
Beginning balance	648	47
Gain for the year (i)	648	648
Ending balance	$ 648	$ 648